Note 8 - Loans Receivable, Net and Allowance for Credit Losses (Details Textual)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 29, 2024 USD ($)
Troubled Debt Restructuring, Number of Contracts	1
Mortgage Loans in Process of Foreclosure, Amount	$ 655,000
Financing Receivable, Nonaccrual, Interest Income	0	$ 0
Financing Receivable, Nonaccrual, Interest Income, Foregone	456,000	$ 564,000
Extended Maturity and Principal Forgiveness [Member] | Commercial Business Loan [Member]
Financing Receivable, Excluding Accrued Interest, Modified, Accumulated	34,000
Financing Receivable, Excluding Accrued Interest, Modified, Increase (Decrease) from Modification	$ (2,000)
Financing Receivable, Excluding Accrued Interest, Modified in Period, to Total Financing Receivables, Percentage	0.01%
Oakmont Capital Holdings, LLC [Member]
Number of Loans Retained	24	30	60
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	$ 854,000	$ 2,600,000	$ 4,400,000